Accounts receivable (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Freight	674	630
Non-freight	167	206
Gross accounts receivable	841	836
Allowance for doubtful accounts	(10)	(16)
Net accounts receivable	831	820